Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Sep. 26, 2013
Document Effective Date	Sep. 28, 2013
Prospectus Date	Sep. 28, 2013
MFS® Conservative Allocation Fund | A
Risk/Return:
Trading Symbol	MACFX
MFS® Conservative Allocation Fund | R4
Risk/Return:
Trading Symbol	MACJX
MFS® Conservative Allocation Fund | 529A
Risk/Return:
Trading Symbol	ECLAX
MFS® Conservative Allocation Fund | 529B
Risk/Return:
Trading Symbol	EBCAX
MFS® Conservative Allocation Fund | 529C
Risk/Return:
Trading Symbol	ECACX
MFS® Conservative Allocation Fund | B
Risk/Return:
Trading Symbol	MACBX
MFS® Conservative Allocation Fund | C
Risk/Return:
Trading Symbol	MACVX
MFS® Conservative Allocation Fund | I
Risk/Return:
Trading Symbol	MACIX
MFS® Conservative Allocation Fund | R1
Risk/Return:
Trading Symbol	MACKX
MFS® Conservative Allocation Fund | R2
Risk/Return:
Trading Symbol	MCARX
MFS® Conservative Allocation Fund | R3
Risk/Return:
Trading Symbol	MACNX
MFS® Moderate Allocation Fund | A
Risk/Return:
Trading Symbol	MAMAX
MFS® Moderate Allocation Fund | R4
Risk/Return:
Trading Symbol	MAMJX
MFS® Moderate Allocation Fund | 529A
Risk/Return:
Trading Symbol	EAMDX
MFS® Moderate Allocation Fund | 529B
Risk/Return:
Trading Symbol	EBMDX
MFS® Moderate Allocation Fund | 529C
Risk/Return:
Trading Symbol	ECMAX
MFS® Moderate Allocation Fund | B
Risk/Return:
Trading Symbol	MMABX
MFS® Moderate Allocation Fund | C
Risk/Return:
Trading Symbol	MMACX
MFS® Moderate Allocation Fund | I
Risk/Return:
Trading Symbol	MMAIX
MFS® Moderate Allocation Fund | R1
Risk/Return:
Trading Symbol	MAMFX
MFS® Moderate Allocation Fund | R2
Risk/Return:
Trading Symbol	MARRX
MFS® Moderate Allocation Fund | R3
Risk/Return:
Trading Symbol	MAMHX
MFS® Growth Allocation Fund | A
Risk/Return:
Trading Symbol	MAGWX
MFS® Growth Allocation Fund | R4
Risk/Return:
Trading Symbol	MAGJX
MFS® Growth Allocation Fund | 529A
Risk/Return:
Trading Symbol	EAGWX
MFS® Growth Allocation Fund | 529B
Risk/Return:
Trading Symbol	EBGWX
MFS® Growth Allocation Fund | 529C
Risk/Return:
Trading Symbol	ECGWX
MFS® Growth Allocation Fund | B
Risk/Return:
Trading Symbol	MBGWX
MFS® Growth Allocation Fund | C
Risk/Return:
Trading Symbol	MCGWX
MFS® Growth Allocation Fund | I
Risk/Return:
Trading Symbol	MGWIX
MFS® Growth Allocation Fund | R1
Risk/Return:
Trading Symbol	MAGMX
MFS® Growth Allocation Fund | R2
Risk/Return:
Trading Symbol	MGALX
MFS® Growth Allocation Fund | R3
Risk/Return:
Trading Symbol	MAGEX
MFS® Aggressive Growth Allocation Fund | A
Risk/Return:
Trading Symbol	MAAGX
MFS® Aggressive Growth Allocation Fund | R4
Risk/Return:
Trading Symbol	MAALX
MFS® Aggressive Growth Allocation Fund | 529A
Risk/Return:
Trading Symbol	EAGTX
MFS® Aggressive Growth Allocation Fund | 529B
Risk/Return:
Trading Symbol	EBAAX
MFS® Aggressive Growth Allocation Fund | 529C
Risk/Return:
Trading Symbol	ECAAX
MFS® Aggressive Growth Allocation Fund | B
Risk/Return:
Trading Symbol	MBAGX
MFS® Aggressive Growth Allocation Fund | C
Risk/Return:
Trading Symbol	MCAGX
MFS® Aggressive Growth Allocation Fund | I
Risk/Return:
Trading Symbol	MIAGX
MFS® Aggressive Growth Allocation Fund | R1
Risk/Return:
Trading Symbol	MAAFX
MFS® Aggressive Growth Allocation Fund | R2
Risk/Return:
Trading Symbol	MAWAX
MFS® Aggressive Growth Allocation Fund | R3
Risk/Return:
Trading Symbol	MAAHX
MFS® Absolute Return Fund | A
Risk/Return:
Trading Symbol	MRNAX
MFS® Absolute Return Fund | B
Risk/Return:
Trading Symbol	MRNBX
MFS® Absolute Return Fund | C
Risk/Return:
Trading Symbol	MRNCX
MFS® Absolute Return Fund | I
Risk/Return:
Trading Symbol	MRNIX
MFS® Absolute Return Fund | R1
Risk/Return:
Trading Symbol	MRNRX
MFS® Absolute Return Fund | R2
Risk/Return:
Trading Symbol	MRNSX
MFS® Absolute Return Fund | R3
Risk/Return:
Trading Symbol	MRNTX
MFS® Absolute Return Fund | R4
Risk/Return:
Trading Symbol	MRNUX
MFS® Absolute Return Fund | R5
Risk/Return:
Trading Symbol	MRNVX
MFS® Emerging Markets Equity Fund | A
Risk/Return:
Trading Symbol	MEMAX
MFS® Emerging Markets Equity Fund | B
Risk/Return:
Trading Symbol	MEMBX
MFS® Emerging Markets Equity Fund | C
Risk/Return:
Trading Symbol	MEMCX
MFS® Emerging Markets Equity Fund | I
Risk/Return:
Trading Symbol	MEMIX
MFS® Emerging Markets Equity Fund | R1
Risk/Return:
Trading Symbol	MEMRX
MFS® Emerging Markets Equity Fund | R2
Risk/Return:
Trading Symbol	MEMFX
MFS® Emerging Markets Equity Fund | R3
Risk/Return:
Trading Symbol	MEMGX
MFS® Emerging Markets Equity Fund | R4
Risk/Return:
Trading Symbol	MEMHX
MFS® Emerging Markets Equity Fund | R5
Risk/Return:
Trading Symbol	MEMJX
MFS® Global Bond Fund | A
Risk/Return:
Trading Symbol	MGBAX
MFS® Global Bond Fund | B
Risk/Return:
Trading Symbol	MGBBX
MFS® Global Bond Fund | C
Risk/Return:
Trading Symbol	MGBDX
MFS® Global Bond Fund | I
Risk/Return:
Trading Symbol	MGBJX
MFS® Global Bond Fund | R1
Risk/Return:
Trading Symbol	MGBKX
MFS® Global Bond Fund | R2
Risk/Return:
Trading Symbol	MGBLX
MFS® Global Bond Fund | R3
Risk/Return:
Trading Symbol	MGBMX
MFS® Global Bond Fund | R4
Risk/Return:
Trading Symbol	MGBNX
MFS® Global Bond Fund | R5
Risk/Return:
Trading Symbol	MGBOX
MFS® International Diversification Fund | A
Risk/Return:
Trading Symbol	MDIDX
MFS® International Diversification Fund | R4
Risk/Return:
Trading Symbol	MDITX
MFS® International Diversification Fund | 529A
Risk/Return:
Trading Symbol	MDIEX
MFS® International Diversification Fund | 529B
Risk/Return:
Trading Symbol	MDIMX
MFS® International Diversification Fund | 529C
Risk/Return:
Trading Symbol	MDINX
MFS® International Diversification Fund | B
Risk/Return:
Trading Symbol	MDIFX
MFS® International Diversification Fund | C
Risk/Return:
Trading Symbol	MDIGX
MFS® International Diversification Fund | I
Risk/Return:
Trading Symbol	MDIJX
MFS® International Diversification Fund | R1
Risk/Return:
Trading Symbol	MDIOX
MFS® International Diversification Fund | R2
Risk/Return:
Trading Symbol	MDIKX
MFS® International Diversification Fund | R3
Risk/Return:
Trading Symbol	MDIHX
MFS® International Growth Fund | A
Risk/Return:
Trading Symbol	MGRAX
MFS® International Growth Fund | B
Risk/Return:
Trading Symbol	MGRBX
MFS® International Growth Fund | C
Risk/Return:
Trading Symbol	MGRCX
MFS® International Growth Fund | I
Risk/Return:
Trading Symbol	MQGIX
MFS® International Growth Fund | R5
Risk/Return:
Trading Symbol	MGRDX
MFS® International Growth Fund | R4
Risk/Return:
Trading Symbol	MGRVX
MFS® International Growth Fund | R1
Risk/Return:
Trading Symbol	MGRRX
MFS® International Growth Fund | R2
Risk/Return:
Trading Symbol	MGRQX
MFS® International Growth Fund | R3
Risk/Return:
Trading Symbol	MGRTX
MFS® International Value Fund | A
Risk/Return:
Trading Symbol	MGIAX
MFS® International Value Fund | B
Risk/Return:
Trading Symbol	MGIBX
MFS® International Value Fund | C
Risk/Return:
Trading Symbol	MGICX
MFS® International Value Fund | I
Risk/Return:
Trading Symbol	MINIX
MFS® International Value Fund | R5
Risk/Return:
Trading Symbol	MINJX
MFS® International Value Fund | R1
Risk/Return:
Trading Symbol	MINRX
MFS® International Value Fund | R2
Risk/Return:
Trading Symbol	MINFX
MFS® International Value Fund | R3
Risk/Return:
Trading Symbol	MINGX
MFS® International Value Fund | R4
Risk/Return:
Trading Symbol	MINHX